CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2021
Features of Convertible Preferred Stock [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 10—CONVERTIBLE PREFERRED STOCK

Convertible Preferred Stock

Upon the Closing of the Merger, all 1,155,909,367 shares of issued and outstanding convertible preferred stock were cancelled and converted into 1,155,909,367 shares of Lucid common stock based upon the conversion rate as calculated pursuant to Legacy Lucid’s memorandum and articles of association at the date and time that the Merger became effective. As of December 31, 2021, there were no issued and outstanding shares of convertible preferred stock.

In 2014 through April 2021, the Company had issued Series A, Series B, Series C, and Series D and Series E convertible preferred stock (“Series A,” “Series B,” “Series C,” “Series D,” “Series E,” respectively) (collectively, the “Convertible Preferred Stock”).

Convertible preferred stock was carried at its issuance price, net of issuance costs.

In September 2018, concurrent with the execution of the Security Purchase Agreement with PIF, the Company entered into a Stock Repurchase Agreement (the “Repurchase Agreement”) with Blitz Technology Hong Kong Co. Limited and LeSoar Holdings, Limited (the “Sellers”) to repurchase Series C convertible preferred stock. From September 2018 to December 31, 2019, the Company repurchased in aggregate 11,331,430 shares of Series C convertible preferred stock with $60.0 million at a per share price of $5.30 from the first and second Company repurchase.

Third Company Repurchase (Series C—August 2020)

In August 2020, the Company entered into a Stock Repurchase Agreement with the Sellers. Pursuant to the Stock Repurchase Agreement, the Company agreed to repurchase 9,656,589 shares of Series C convertible preferred stock owned by the Sellers in August 2020 at a price of $1.02 per share for total of $9.9 million. The carrying value of the repurchased Series C convertible preferred stock is $20.4 million. As such, the Company recognized $10.5 million in additional paid-in capital under stockholder’s equity in the consolidated balance sheet as of December 31, 2020 related to the difference in fair value and carrying value of the Series C stock repurchased.

Fourth Company Repurchase (Series C—December 2020)

In December 2020, the Company entered into a Stock Repurchase Agreement with Blitz Technology Hong Kong Co. Limited (“Blitz”).

The Company agreed to repurchase 1,850,800 Series C convertible preferred stock from Blitz at a price of $1.21 per share, aggregating to $2.2 million. As the carrying amount of each share of Series C was $2.42 aggregating to $4.5 million in September 2020, the Company recognized $2.2 million as additional paid-in capital under stockholders’ deficit in the consolidated balance sheet as of December 31, 2020, related to the difference in fair value and carrying value of the Series C shares repurchased.

Fifth Company Repurchase (Series B—December 2020)

On December 22, 2020, the Company entered into an agreement with JAFCO Asia Technology Fund V (“JAFCO”) whereby the Company agreed to repurchase 3,525,332 Series B convertible preferred stock having a carrying value of $4.0 million, from JAFCO for a total consideration of $3.0 million. The agreement resulted in an extinguishment of the Series B convertible preferred stock and the Company recognized $1.0 million in additional paid-in capital being the difference in fair value of the consideration payable and the carrying value of the Series B convertible preferred stock. As of the date of extinguishment and as of December 31, 2020 the Series B convertible preferred stock subject to repurchase had been mandatorily redeemable within 45 days of the agreement and accordingly had been reclassified to other accrued liabilities on the consolidated balance sheets.

Series D Preferred Stock Issuance

In 2018, the Security Purchase Agreement with PIF granted PIF rights to purchase the Company’s Series D convertible stock at various tranches. The first tranche of $200.0 million had been issuable upon the approval of the PIF’s equity investment into the Company by CFIUS (refer to Note 7—Contingent Forward Contracts). The second and third tranches of $400.0 million each had been issuable upon the Company’s satisfaction of certain milestones related to further development and enhancement in marketing, product, and administrative activities.

In April 2019, upon CFIUS’s approval of PIF’s equity investment into the Company, the Company received the first $200.0 million proceeds from PIF. In October 2019, the Company received additional $400.0 million upon achieving the first set of milestones. Together with the conversion of $272.0 million Convertible Notes and accrued interest, the Company issued 374,777,280 shares of Series D convertible preferred stock at a price of $2.33 per share, for net proceeds of approximately $872.0 million during the year ended December 31, 2019.

In March 2020, the Company received $200.0 million of the remaining $400.0 million in proceeds from PIF and issued 82,496,092 shares of Series D in exchange. In June 2020 the Company successfully satisfied certain of the second set of milestones related to further development and enhancement in marketing, product, and administrative activities, and received a waiver from PIF for the remaining milestones. The Company received the remaining $200 million proceeds in exchange for 82,496,121 shares of Series D convertible preferred stock.

See activities related to the PIF Convertible Notes and Series D convertible preferred stock funding as below (in thousands):

Conversion of Convertible Notes	$271,985
Series D received in April 2019	200,000
Series D received in October 2019	400,000
Series D received in March 2020	200,000
Series D received in June 2020	200,000
Contingent forward contract liability reclassified to Series D	39,564
Conversion of preferred stock warrant to Series D in February 2021	3,000
Reclassification of preferred stock warrant liability to Series D in February 2021	9,936
Total proceeds of Series D	$1,324,485

Series E Convertible Preferred Stock Issuance

In September 2020, the Company entered into an arrangement with Ayar to issue and sell Series E convertible preferred stock pursuant to a securities purchase agreement (the “SPAE”). Along with the execution of the SPAE, the Company granted Ayar the right to purchase additional Series E convertible preferred stock upon the Company’s satisfaction of certain milestones in November 2020. The Company determined Ayar’s right to participate in future Series E convertible preferred stock financing to be freestanding, similar to a derivative in the form of contingent forward contracts, and recorded the initial valuation of $0.8 million as a contingent forward contract liability. The contingent forward contract terms were included within the SPAE, which dictated a price of $2.99 per share of Series E convertible preferred stock. The Company needed to satisfy two sets of milestone conditions relating to further development and enhancement in marketing, product, and administrative activities for Ayar to provide funding under the SPAE.

Immediately upon closing of the SPAE, the Company received the full first tranche of $500.0 million in funding in exchange for 167,273,525 Series E convertible preferred stock as the requirement for the first milestones were met prior to execution of the purchase agreement. Subsequently, the Company successfully satisfied certain of the second set of milestones and received a waiver from PIF for the remaining milestones; and on December 24, 2020, the investor provided $400.0 million of funding in exchange for 133,818,821 shares as the final issuance of Series E convertible preferred stock related to the second milestones. Upon final settlement, the Company re-valued the liability associated with the contingent forward contract to the then fair value of $110.5 million from a contingent liability of $0.8 million and derecognized the liability as the contract was settled in its entirety. The Company recognized the increase in fair value of $109.7 million in the consolidated statements of operations and reclassified the liability into convertible preferred stock on the Company’s consolidated balance sheets as of December 31, 2020.

In February 2021, the Company and Ayar entered into Amendment No. 1 to the original Series E Preferred Stock Purchase Agreement (“Amendment No. 1”). Under the Amendment No. 1, Ayar and the Company agreed to enter into the third closing of additional 133,818,821 shares of Series E convertible preferred stock at $2.99 per share, aggregating to $400.0 million. Upon the signing of the Amendment No. 1, the Company received the issuance proceeds of $400.0 million from Ayar in February 2021.

Amendment No. 1 also allowed the Company to provide an opportunity to all current convertible preferred stockholders other than Ayar (“Eligible Holders”) to enter into the fourth closing to purchase up to 23,737,221 shares of Series E convertible preferred stock on a pro rata basis at $2.99 per share, aggregating to $71.0 million. In addition, the amendment allowed the Company to offer for purchase at the fourth closing at $2.99 per share, a number of Series E Preferred Stock to senior management employees, directors, consultants, advisors and/or contractors of the Company (“Additional Purchasers”). The aggregate number of Series E Preferred Stock sold at the third closing and fourth closing would not exceed 200.7 million shares (“Extension Amount”). Ayar committed to purchase the entire Extension Amount to the extent not subscribed by Eligible Holders or Additional Purchasers.

In April 2021, the Company issued 66,909,408 Series E convertible preferred stock from the fourth closing at $2.99 per share for cash consideration of $200.0 million. The Company received $107.1 million of the entire cash consideration in March 2021, and the remaining $92.9 million in April 2021. The Company issued Offer Notices to certain of the Company’s management and members of the Board of Directors in March 2021 and April 2021. The Series E convertible preferred stock issued from the fourth closing included 3,034,194 shares to the Company’s management and 1,658,705 shares to members of the Board of Directors. The total issuance to the Company’s management includes 535,275 shares offered to the CEO in April 2021. The offer to employees to participate in a future Series E convertible preferred stock financing represented a fully vested, equity classified award. The excess of the award’s fair value over the purchase price of $123.6 million on each recipient’s grant date during the year ended December 31, 2021 was recorded as stock-based compensation.

Along with the execution of Amendment No. 1, the Company also increased the authorized number of common shares and convertible preferred stock to 1,316,758,889 and 1,155,909,398 stock, respectively.

As of December 31, 2020, the Company had the following convertible preferred stock, par value of $0.0001 per share, authorized, and outstanding (in thousands, except share and per share amounts):

	As of December 31, 2020
Convertible				Conversion Per	Liquidation
Preferred	Shares	Shares	Net Carrying	Share to Common	Per Share	Liquidation
Stock	Authorized	Outstanding	Value	Stock	Amount	Amount
Series A	32,045,280	32,045,280	$11,925	$0.38	$0.38	$12,120
Series B*	24,677,332	24,677,332	23,740	1.13	1.13	28,000
Series C	82,414,075	59,575,253	137,475	2.42	2.42	144,432
Series D	618,720,748	539,769,493	1,311,548	2.33	3.64	1,963,912
Series E	301,092,345	301,092,346	1,009,388	2.99	4.48	1,349,449
Total	1,058,949,780	957,159,704	$2,494,076			$3,497,913
*	As of December 31, 2020, 3,525,332 Series B convertible preferred stock at aggregate fair value of $3.0 million were extinguished and reclassified to other accrued liabilities, with cash settlement occurring in January 2021.

The significant rights and preferences of the outstanding convertible preferred stock through the Closing of the Merger are as follows:

Dividends—Through the Closing Date, Holders of Series A, Series B, and Series C had been entitled to receive noncumulative dividends at an annual rate of $0.03, $0.09, $0.19 per share, respectively. Holders of Series D and Series E had been entitled to receive noncumulative dividends at the rate of 8% of the Series D and Series E Original Issue Price (as adjusted for any Stock Split Change) per annum on each outstanding share of Series D and Series E through the Closing Date. Such dividends had been payable when and if declared by the Company’s board of directors (the “Board of Directors”). No other dividends would have been paid on any common or convertible preferred stock until such dividends on Series A, Series B, Series C, Series D and Series E had been paid or declared by the Board of Directors. Through the Closing Date, no dividends had been declared.

Liquidation Preference—Until the Closing Date, in the event of any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary (a Liquidation Event), before any distribution or payment would have been made to holders of common stock, each holder of convertible preferred stock then outstanding would have been entitled to be paid, pro rata, out of the assets of the Company available for distribution to members, whether from capital, surplus, or earnings, in the sequence of Series E, Series D, Series C, Series B and Series A, an amount equal to one and one-half times (1.5x), one and one-half times (1.5x), one time (1x), one time (1x), one time (1x) of the Series E, Series D, Series C, Series B, and Series A original issue price per share (as adjusted for Share Split Changes), plus all declared and unpaid distributions thereon.

Voting Rights—Until the Closing Date, the holders of Series A, Series B, Series C, Series D and Series E convertible preferred stock had been entitled to the number of votes equal to the number of common stock into which such convertible preferred stock had been convertible, and with respect to such vote, such holder had been entitled to full voting rights and powers equal to the voting rights and powers of the holders of common stock, and had been entitled, notwithstanding any provision hereof, to notice of any shareholders’ meeting in accordance with our bylaws. The holders of convertible preferred stock and the holders of common stock had been entitled to vote together and not as separate classes.

Conversion—Until the Closing Date, each Series A, Series B, Series C, Series D and Series E convertible preferred stock had been convertible, at the option of the holder, into one fully paid nonassessable common stock. The conversion formula had been adjusted for such events as dilutive issuances, stock splits, or business combinations. Each share of Series A, Series B, Series C, Series D and Series E convertible preferred stock had been automatically converted into one share of common stock at the applicable conversion price upon the earlier of (1) vote or written consent of the holders of at least 66.67% of the outstanding Series A, Series B, Series C, Series D or 50% for Series E convertible preferred stock, as applicable (each calculated on an as-converted basis), voting as a class, or (2) immediately before the closing of the Company’s sale of its common stock in a firm commitment underwritten public offering on a U.S. national securities exchange or other internationally recognized securities exchange, which had been reflected a pre-offering market capitalization in excess of $2.5 billion and which had resulted in gross proceeds to the Company of at least $200.0 million (before payment of underwriters’ discounts, commissions and offering expenses) (such transaction, a “Qualified IPO”).

Antidilution Adjustment—Until the Closing Date, subject to certain exceptions, if the Company had issued additional common stock without consideration or for a consideration per share, less than the conversion price with respect to such series of the convertible preferred stock in effect immediately before the issuance of such additional shares, the conversion price of such series of convertible preferred stock in effect immediately before each such issuance had been automatically adjusted. The new conversion price for such series of convertible preferred stock had been determined by multiplying the conversion price for such series of convertible preferred stock then in effect by a fraction, the numerator of which had been the number of common stock outstanding immediately before such issuance, plus the number of shares that the aggregate consideration received by the Company for such issuance would purchase at such conversion price then in effect, and the denominator of which had been the number of common stock outstanding immediately before such issuance, plus the number of such additional common stock to be issued.